Credit Facilities - Long-term loan bank And Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 12, 2020 USD ($)	Aug. 12, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense	$ 980,694	$ 478,344	$ 1,673,563	$ 730,780	$ 1,282,291
Interest expense of loans - related parties	30,886	24,372	51,770	11,403	0
Continuing operations
Line of Credit Facility [Line Items]
Interest expense	978,194	466,568	1,661,788	713,201	1,243,708
Interest expense of loans - related parties	30,886	24,372	51,770	11,403
Discontinued operations
Line of Credit Facility [Line Items]
Interest expense	$ 34,707	$ 42,177	$ 114,853	110,350	$ 0
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%		12.00%
Long term bank loan	$ 848,019		$ 777,558	$ 866,231
Chongqing Dadukou Rongxing Village & Township Bank | Subsequent events
Line of Credit Facility [Line Items]
Aggregate amount to be repaid due to suit						$ 900,000	¥ 6,629,447
Principal portion of amount to be repaid due to suit						800,000	5,493,839
Interest portion of amount to be repaid due to suit						$ 100,000	¥ 1,135,608